Intangible Assets/Goodwill and Other Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets

	June 30,		December 31,
	2018		2017
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Technology platform	2,865	2,766	2,865	2,568
Customer relationships	2,460	2,321	2,460	2,093
Trademarks and trade names	680	507	680	469
	6,005	5,594	6,005	5,130
Accumulated amortization	5,594		5,130
Net book value of amortizable intangible assets	411		875

	December 31,
	2017		2016
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Technology platform	2,865	2,568	4,190	2,433
Customer relationships	2,460	2,093	2,460	1,404
Trademarks and trade names	680	469	680	393
	6,005	5,130	7,330	4,230
Accumulated amortization	5,130		4,230
Impairment loss on technology platform	-		1,065
Net book value of amortizable intangible assets	875		2,035

Schedule of estimated amortization
Year ending December 31, 2017
2018	$739
2019	76
2020	60